Trade and other payables (Tables)	12 Months Ended
Jun. 30, 2024
Trade And Other Payables
Schedule of trade and other payables

	June 30, 2024	June 30, 2023
Accounts payable and accrued liabilities	$2,996,308	$1,542,849
Due to related party (Note 22)	124,125	63,754
Other payable (1)	1,569,828	3,106,894
	$4,690,261	$4,713,497

(1)	Balance includes $1,097,452 NYSERDA grants (2023 - $2,123,220) to be paid to various customers for related projects sold in prior years.